Staff expenses - Summary of number of employees (Details) - eMPLOYEE	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total average number of internal employees at full time equivalent basis	57,569	57,660	55,901
Netherlands
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total average number of internal employees at full time equivalent basis	14,488	15,138	15,201
Rest of the world
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total average number of internal employees at full time equivalent basis	43,081	42,523	40,701